INCOME TAX (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
The Company and its Israeli subsidiaries	$ 39,594	$ 38,469	$ 27,045
Non-Israeli subsidiaries	9,374	(9,430)	(3,841)
Income before income tax	$ 48,968	$ 29,039	$ 23,204